Document and Entity Information	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-38273
Entity Registrant Name	ACM Research, Inc.
Entity Central Index Key	0001680062
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3290283
Entity Address, Address Line One	42307 OSGOOD ROAD
Entity Address, Address Line Two	SUITE I
Entity Address, City or Town	FREMONT
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94539
City Area Code	510
Local Phone Number	445-3700
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ACMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false